GE LIFESTYLE FUNDS
    SEMI-ANNUAL REPORT

                                                               GE STRATEGY FUNDS
                                                   GE CONSERVATIVE STRATEGY FUND
                                                       GE MODERATE STRATEGY FUND
                                                     GE AGGRESSIVE STRATEGY FUND

                                                                  MARCH 31, 2000

[GE LOGO OMITTED]
WE BRING GOOD THINGS TO LIFE.

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------

A LETTER FROM THE PRESIDENT ................................                1

PERFORMANCE SUMMARY

     GE CONSERVATIVE STRATEGY FUND .........................                2

     GE MODERATE STRATEGY FUND .............................                3

     GE AGGRESSIVE STRATEGY FUND ...........................                4

     PORTFOLIO MANAGER'S BIOGRAPHY .........................                5

     NOTES TO PERFORMANCE ..................................                5

FINANCIAL STATEMENTS
     Financial Highlights ..................................                6
     Statements of Net Assets, Operations,
        and Changes in Net Assets ..........................                7

NOTES
     Notes to Financial Statements .........................               12

GE LIFESTYLE FUNDS'
INVESTMENT TEAM ............................................INSIDE BACK COVER

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:
We are pleased to provide you with the semi-annual report for the six-month period ended March 31, 2000 for the GE LifeStyle Funds.

MARKET OVERVIEW
Over the past six months the U.S. equity markets have been particularly volatile and narrowly focused on the technology sector. The S&P 500 had gains of 15% for the quarter ended December 31, 1999 and 2.5% for the quarter ended March 31, 2000. Despite an environment in the U.S. of robust economic growth, low inflation, solid corporate earnings, modestly higher interest rates, and declining oil prices, the markets behaved much like a roller coaster during the quarter. Even after Y2K fears subsided and despite strong fourth quarter earnings results, the S&P 500 initially had declined by 16% through mid-February as investors remained on the sidelines before the late quarter rally. International equity markets have behaved in much the same way with areas like technology, telecom, and media garnering investor attention.

The Federal Reserve increased interest rates three times during the six months ended March 31, 2000 as the pace of economic activity rekindled fears of inflation. These rate increases continue to have a significant impact on bond values and bond returns as well as on the U.S. equity markets.

MARKET OUTLOOK
In general, the earnings for S&P 500 companies were very good for 1999, coming in at $51 per share, which represented 14% growth over 1998. The 2000 consensus earnings estimate for the S&P 500 is now approaching 11%, and 2001 consensus earnings are estimated to be up approximately 8%. First quarter earnings are anticipated to be strong given very few announcements regarding earnings disappointments. Offsetting this positive outlook, the Federal Reserve's commitment to a "gradual adjustment to a more balanced noninflationary growth" scenario is likely to continue to challenge the U.S. equity markets over the near term.

YEAR 2000
Lastly, a comment on the Year 2000 issue. To date, we have not experienced any significant disruptions to our financial or operating activities caused by failure of the computerized systems from Year 2000 issues but we continue to be diligent in our review of systems.

Thank you for your continued investment in the GE LifeStyle Funds. We look forward to helping you serve your financial needs in the future.

Sincerely,

/S/SIGNATURE
Michael J. Cosgrove

MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE INVESTMENTS AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE STRATEGY FUND                    PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                               [LINE GRAPH OMITTED]

    CONSERVATIVE STRATEGY FUND    COMPOSITE INDEX    COMPOSITE INDEX (OLD)
1/5/98   10000.00                  10000.00            10000.00
3/98     10629.97                  10694.06            10705.33
6/98     10829.97                  10918.29            10932.35
9/98     10320.00                  10571.64            10647.53
12/98    11132.91                  11541.31            11618.54
3/99     11312.47                  11661.22            11786.33
6/99     11534.29                  11960.37            12028.97
9/99     11396.97                  11821.43            11989.07
12/99    12217.74                  12640.32            12803.89
3/00     12541.02                  12946.67            13005.62

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/00*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE Fixed Income Fund                       53.0%       52.2%
GE US Equity Fund                          28.0%       27.8%
GE International Equity Fund               12.0%       11.9%
GE Small-Cap Value Equity Fund              5.0%        5.0%
Other                                       2.0%        3.1%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AGGREGATE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                   SIX        ONE      SINCE
                                 MONTHS      YEAR    INCEPTION
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND        10.04%     10.86%     10.65%
Composite Index**                  9.52%     11.02%     12.25%
LB Aggregate Bond Index            2.08%      1.88%      4.42%
S&P 500 Index                     17.78%     18.17%     23.29%
MSCI EAFE Index                   16.87%     25.10%     20.67%
Russell 2000 Index                26.65%     37.29%     11.03%
90 Day T-Bill                      2.73%      5.15%      5.00%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.



The GE Conservative Strategy Fund returned 10.04% for the six-month period ended March 31, 2000. The Fund outperformed its Composite Index** by 52 basis points for this period.

The Fund allocates investments among underlying GE Funds within carefully determined ranges. The Conservative Strategy Fund is designed for investors with shorter investment time horizons and lower risk tolerances. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds. Currently, approximately 45% of the fund is allocated to equity funds. U.S. equity funds account for 33% of the Fund with 28% allocated to GE U.S. Equity Fund and 5% to GE Small-Cap Value Equity Fund. GE International Equity Fund accounts for 12% of the Fund. Approximately 55% of the Fund is allocated to fixed income funds. The GE Fixed Income Fund accounts for 52% of the Fund and the balance is allocated to the GEI Short-Term Investment Fund. Since the Fund is invested in a number of underlying GE Funds, the results are compared to a Composite Index which includes the benchmarks of each underlying GE Fund weighted according to the target allocations, including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The outperformance of the Fund relative to its Composite Index was due to solid results in fixed income and U.S. equity funds, and above average performance in GE International Equity Fund. More than half of the Fund is allocated to fixed income funds. The Fixed Income markets continued to be challenged by the Federal Reserve's mission to keep inflation low. The Fed raised interest rates several times over the six-month period. As a result, the yield curve inverted with short term rates rising to 6.48% and long term rates falling to 5.84% over this period. The Fund's investments in income funds posted in-line results compared to its benchmark. Poor results in the federal agency and mortgage backed sectors detracted from performance while strong security selection in the corporate and commercial mortgage backed sectors helped boost overall fixed income results. The U.S. equity markets were volatile during this six-month period however solid gains in core U.S. equity and above average returns in small-cap stocks provided positive results for the U.S. equity portion of the Fund. The international markets were also volatile during this period however strong stock selection in Continental Europe helped deliver above average performance for this asset class. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.


 SEE NOTES TO PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE MODERATE STRATEGY FUND                        PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

      MODERATE STRATEGY FUND     COMPOSITE INDEX         COMPOSITE INDEX (OLD)
1/5/98     10000.00                 10000.00                10000.00
3/98       10880.00                 10911.57                10947.00
6/98       11080.05                 10988.50                11192.16
9/98       10220.06                 10146.49                10563.10
12/98      11416.37                 11477.16                11945.28
3/99       11717.36                 11659.00                12204.93
6/99       12115.11                 12252.51                12588.58
9/99       11857.11                 11981.13                12468.76
12/99      13100.38                 13261.12                13687.97
3/00       13428.17                 13601.28                13905.79


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/00*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE US Equity Fund                          34.0%       34.0%
GE Fixed Income Fund                       28.0%       28.0%
GE International Equity Fund               16.0%       15.8%
GE Small-Cap Value Equity Fund             12.0%       12.0%
GE High Yield Fund                          5.0%        5.0%
GE Emerging Markets Fund                    3.0%        2.9%
Other                                       2.0%        2.3%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AGGREGATE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                   SIX        ONE      SINCE
                                 MONTHS      YEAR    INCEPTION
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND            13.25%     14.60%     14.08%
Composite Index**                 13.52%     16.66%     14.75%
S&P 500 Index                     17.78%     18.17%     23.29%
LB Aggregate Bond Index            2.08%      1.88%      4.42%
MSCI EAFE Index                   16.87%     25.10%     20.67%
Russell 2000 Index                26.65%     37.29%     11.03%
CS First Boston High Yield Index   0.99%      0.62%      1.13%
MSCI EMF Index                    28.48%     51.59%     11.38%
90 Day T-Bill                      2.73%      5.15%      5.00%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.




The GE Moderate Strategy Fund returned 13.25% for the six-month period ended March 31, 2000. The fund slightly underperformed its Composite Index by 27** basis points for this period.

The Fund allocates investments among underlying GE Funds within carefully determined ranges. The Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds. Currently, approximately 65% of the fund is allocated to equity funds. U.S. equity funds account for 46% of the Fund with 34% allocated to GE U.S. Equity Fund and 12% to GE Small-Cap Value Equity Fund. GE International Equity Fund and GE Emerging Markets Fund account for 16% and 3% of the Fund respectively. Approximately 35% of the Fund is allocated to fixed income funds. The GE Fixed Income Fund and GE High Yield Fund account for 28% and 5% of the Fund, respectively, and the balance is allocated to the GEI Short-Term Investment Fund. Since the Fund is invested in a number of underlying GE Funds, the results are compared to a Composite Index which includes the benchmarks of each underlying GE Fund weighted according to the target allocations, including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The slight underperformance of the Fund relative to its Composite Index was due to the asset allocation strategy of the Fund. The Fund's moderate weighting in equity funds relative to fixed income funds and a slight underperformance in the GE U.S. Equity Fund muted returns for the period when compared to its benchmark. The U.S. equity markets were volatile during this six-month period with investors focusing almost exclusively on the technology industry. The GE U.S. Equity Fund underperformed its respective benchmark due to an underweighting in the technology sector. Valuations for many technology issues were at historically high levels and hard to justify on an earnings basis. Returns for the Fund's small-cap stocks were very strong during this period and helped to boost overall performance for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection in Continental Europe and in the emerging markets provided above average performance for this asset class.

The Fixed Income markets continued to be challenged by the Federal Reserve's mission to keep inflation low. The Fed raised interest rates several times over the six-month period. As a result, the yield curve inverted with short term rates rising to 6.48% and long term rates falling to 5.84% over this period. The Fund's investments in income funds posted solid results. The investment in the GE High Yield Fund had particularly strong performance due to good security selection in the international bond markets and an overweight in the telecommunications sector. We continue to believe that this investment strategy will provide solid results in both up and down markets due to the balanced diversification between equities and fixed income.



SEE NOTES TO PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE AGGRESSIVE STRATEGY FUND                      PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]

        AGGRESSIVE STRATEGY FUND     COMPOSITE INDEX     COMPOSITE INDEX (OLD)
1/5/98             10000.00               10000.00            10000.00
3/98               11110.07               11087.18            11179.57
6/98               11330.08               11038.14            11440.65
9/98               10150.10                9778.87            10469.17
12/98              11664.74               11380.14            12240.96
3/99               12056.03               11579.83            12589.95
6/99               12627.11               12428.73            13112.59
9/99               12267.54               12043.20            12916.04
12/99              13954.01               13716.65            14550.84
3/00               14359.58               14115.80            14779.75



PORTFOLIO ALLOCATION TO FUNDS AT 3/31/00*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE US Equity Fund                          38.0%       37.5%
GE Small-Cap Value Equity Fund             20.0%       19.3%
GE International Equity Fund               19.0%       18.5%
GE Fixed Income Fund                        9.0%        9.7%
GE High Yield Fund                          7.0%        6.9%
GE Emerging Markets Fund                    5.0%        4.7%
Other                                       2.0%        3.4%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AGGREGATE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                   SIX        ONE     SINCE
                                  MONTHS      YEAR   INCEPTION
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND          17.05%     19.11%     17.55%
Composite Index**                 17.21%     21.90%     16.67%
S&P 500 Index                     17.78%     18.17%     23.29%
Russell 2000 Index                26.65%     37.29%     11.03%
MSCI EAFE Index                   16.87%     25.10%     20.67%
LB Aggregate Bond Index            2.08%      1.88%      4.42%
CS First Boston High Yield Index   0.99%      0.62%      1.13%
MSCI EMF Index                    28.48%     51.59%     11.38%
90 Day T-Bill                      2.73%      5.15%      5.00%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.



The GE Aggressive Strategy Fund returned 17.05% for the six-month period ended March 31, 2000. The Fund underperformed its Composite Index** by 16 basis points for this period.

The Fund allocates investments among underlying GE Funds within carefully determined ranges. The Fund is designed for investors with long investment time horizons and high risk tolerances. The Fund normally invests 74% to 91% of its net assets in equity funds and 7% to 22% in income funds. Currently, approximately 80% of the fund is allocated to equity funds. U.S. equity funds account for 57% of the Fund with 38% allocated to GE U.S. Equity Fund and 19% to GE Small-Cap Value Equity Fund. GE International Equity Fund and GE Emerging Markets Fund account for 18% and 5% of the Fund respectively. Approximately 20% of the Fund is allocated to fixed income funds. The GE Fixed Income Fund and GE High Yield Fund account for 10% and 7% of the Fund, respectively, and the balance is allocated to the GEI Short-Term Investment Fund. Since the Fund is invested in a number of underlying GE Funds, the results are compared to a Composite Index which includes the benchmarks of each underlying GE Fund weighted according to the target allocations, including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The underperformance of the Fund relative to its composite benchmark was due to the asset allocation strategy of the Fund. More than 80% of the Fund is allocated to equity funds with approximately half of that allocation in U.S. equity funds. The U.S. equity markets were volatile during this six-month period with investors focusing almost exclusively on the technology industry. The GE U.S. Equity Fund slightly underperformed its respective benchmark due to an underweighting in the technology sector. Valuations for many technology issues were at historically high levels and hard to justify on an earnings basis. Returns for the Fund's investment in the GE Small-Cap Value Equity Fund were very strong during this period and helped to boost overall performance for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection in Continental Europe and in the emerging markets provided above average performance for this asset class.

The Fixed Income markets continued to be challenged by the Federal Reserve's mission to keep inflation low. The Fed raised interest rates several times over the six-month period. As a result, the yield curve inverted with short term rates rising to 6.48% and long term rates falling to 5.84% over this period. The Fund's investments in income funds posted solid results. The investment in the GE High Yield Fund had particularly strong performance due to good security selection in the international bond markets and an overweight in the telecommunications sector. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns.

 SEE NOTES TO PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE ASSET MANAGEMENT AND MANAGES TOTAL ASSETS OF APPROXIMATELY $40 BILLION, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT.



NOTES TO PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results of the fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.


The Adviser has agreed to limit certain expenses of both the GE LifeStyle Funds and certain underlying GE Funds on an annualized basis through January 28, 2001. If GE Asset Management had not reduced certain expenses during the periods shown, the performance returns would have been lower.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Credit Suisse First Boston High Yield Index (CS First Boston High Yield), and the 90 Day T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 989 foreign securities traded in 20 developed markets representing Europe, Australasia and the Far East. The LB Aggregate is composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market. The MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying the fund's target allocations to the results of the corresponding benchmarks for the underlying GE Funds; for GE U.S. Equity Fund and GE Small-Cap Value Equity Fund, the S&P 500 and the Russell 2000; for the GE International Equity Fund and GE Emerging Markets Fund, the MSCI EAFE and the MSCI EMF; and for the GE Fixed Income Fund, GE High Yield Fund and GEI Short-Term Investment Fund, the LB Aggregate, the CS First Boston High Yield and the 90 Day T-Bill.

                                                            FINANCIAL HIGHLIGHTS
      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------

                                                      GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                          STRATEGY                  STRATEGY                  STRATEGY
                                                            FUND                      FUND                      FUND
                                                  3/31/00  9/30/99 9/30/98(A) 3/31/00 9/30/99 9/30/98(A) 3/31/00 9/30/99 9/30/98(A)
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                       --       --     1/5/98    --       --     1/5/98    --       --      1/5/98

Net asset value, beginning of period .........     $10.79   $10.32  $ 10.00  $11.03   $10.22   $10.00    $11.60  $10.15  $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income(d) ..................       0.20     0.27     0.31    0.17     0.22     0.61      0.13    0.18    0.34
   Net realized and unrealized gains
      (losses) on investments ................       0.85     0.78     0.01(c) 1.26     1.36    (0.39)     1.82    1.87   (0.19)(c)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ......       1.05     1.05     0.32    1.43     1.58     0.22      1.95    2.05    0.15
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................       0.28     0.36     0.00    0.26     0.40     0.00      0.17    0.31    0.00
   Net realized gains ........................       0.31     0.22     0.00    0.32     0.37     0.00      0.28    0.29    0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................       0.59     0.58     0.00    0.58     0.77     0.00      0.45    0.60    0.00
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............     $11.25   $10.79  $ 10.32  $11.88   $11.03  $ 10.22    $13.10  $11.60  $10.15
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(B) ..............................      10.04%   10.44%    3.20%  13.25%   16.02%    2.20%    17.05%  20.86%   1.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..      $3,125   $2,058   $  979 $42,515  $32,319  $25,148   $10,216  $5,100  $2,939
   Ratios to average net assets:
      Net investment income* .................       3.74%    3.39%    5.85%   2.90%    2.83%    7.39%     2.06%   2.07%   5.79%
      Net expenses* ..........................       0.20%    0.20%    0.20%   0.20%    0.20%    0.20%     0.20%   0.20%   0.20%
      Gross expenses* ........................       1.69%    0.79%    5.65%   0.33%    0.24%    0.33%     0.76%   0.41%   1.80%
   Portfolio turnover rate ...................         58%      71%      67%     50%      41%      22%       53%     27%     28%
-----------------------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) INFORMATION IS FOR THE PERIOD JANUARY 5, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1998.

(b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(d) RECOGNITION OF NET INVESTMENT INCOME IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING GE FUNDS IN WHICH THE FUNDS INVEST.

*    ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                    NUMBER
                                                                   OF SHARES                 VALUE
------------------------------------------------------------------------------------------------------
INVESTMENTS -- 98.6%
------------------------------------------------------------------------------------------------------
GE Small-Cap Value Fund (Class A) .......................            11,156               $  154,734
GE U.S. Equity Fund (Class A) ...........................            26,269                  867,944
GE International Equity Fund (Class A) ..................            16,980                  372,875
GE Fixed Income Fund (Class A) ..........................           140,464                1,630,783
GEI Short-Term Investment Fund ..........................            55,680                   55,680

TOTAL INVESTMENTS
   (COST $2,983,909) ....................................                                  3,082,016
------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.4%
------------------------------------------------------------------------------------------------------
Other Assets ............................................                                     44,740
Liabilities .............................................                                     (1,806)
------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ............................                                     42,934
------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% .......................................                                 $3,124,950
------------------------------------------------------------------------------------------------------


NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Capital paid in .........................................                                 $2,938,602
Undistributed net investment income .....................                                     21,400
Accumulated net realized gain ...........................                                     66,841
Net unrealized appreciation on investments ..............                                     98,107
------------------------------------------------------------------------------------------------------
NET ASSETS ..............................................                                 $3,124,950
------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ....................                                    277,714
Net asset value per share ...............................                                     $11.25

--------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND
MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------


                                                                 NUMBER
                                                                OF SHARES                 VALUE
---------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.8%
---------------------------------------------------------------------------------------------------
GE Emerging Markets Fund (Class A) ........................       60,544             $  1,219,956
GE High Yield Fund (Class A) ..............................      225,618                2,111,789
GE Small-Cap Value Fund (Class A) .........................      368,720                5,114,151
GE U.S. Equity Fund (Class A) .............................      437,918               14,468,794
GE International Equity Fund (Class A) ....................      305,409                6,706,782
GE Fixed Income Fund (Class A) ............................    1,026,530               11,918,010
GEI Short-Term Investment Fund ............................      896,155                  896,155

TOTAL INVESTMENTS (COST $40,435,632) ......................                            42,435,637
---------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
---------------------------------------------------------------------------------------------------
Other Assets ..............................................                                92,515
Liabilities ...............................................                               (12,709)
---------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..............................                                79,806
---------------------------------------------------------------------------------------------------
NET ASSETS-- 100% .........................................                           $42,515,443
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Capital paid in ...........................................                           $36,824,995
Undistributed net investment income .......................                               187,800
Accumulated net realized gain .............................                             3,502,643
Net unrealized appreciation on investments ................                             2,000,005
---------------------------------------------------------------------------------------------------
NET ASSETS ................................................                           $42,515,443
---------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ......................                             3,579,715
Net asset value per share .................................                                $11.88

------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND
MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                              NUMBER
                                                             OF SHARES               VALUE
------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.2%
------------------------------------------------------------------------------------------------
GE Emerging Markets Fund (Class A) .......................     23,788             $    479,330
GE High Yield Fund (Class A) .............................     74,857                  700,658
GE Small-Cap Value Fund (Class A) ........................    142,052                1,970,261
GE U.S. Equity Fund (Class A) ............................    116,006                3,832,837
GE International Equity Fund (Class A) ...................     85,958                1,887,629
GE Fixed Income Fund (Class A) ...........................     85,635                  994,219
GEI Short-Term Investment Fund ...........................    271,115                  271,115

TOTAL INVESTMENTS
  (COST $9,540,085) ......................................                          10,136,049
------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES --  0.8%
------------------------------------------------------------------------------------------------
Other Assets .............................................                              99,701
Liabilities ..............................................                             (20,056)
------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .............................                              79,645
------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ........................................                         $10,215,694
------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------
Capital paid in ..........................................                          $8,998,846
Undistributed net investment income ......................                              18,874
Accumulated net realized gain ............................                             602,010
Net unrealized appreciation on investments ...............                             595,964
------------------------------------------------------------------------------------------------
NET ASSETS ...............................................                         $10,215,694
------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) .....................                             779,576
Net asset value per share ................................                              $13.10

--------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                   GE CONSERVATIVE              GE MODERATE             GE AGGRESSIVE
                                                       STRATEGY                  STRATEGY                   STRATEGY
                                                          FUND                      FUND                      FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ..........................             $47,716                   $530,049                  $73,958
      Interest ...........................               1,818                     20,683                    5,537
------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ..........................              49,534                    550,732                   79,495
------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees ................              18,551                     19,052                   19,052
      Trustees' fees .....................                 223                      3,462                      547
      Advisory fees ......................               2,515                     35,521                    7,049
------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ...              21,289                     58,035                   26,648
------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the Adviser .....................             (18,774)                   (22,514)                 (19,599)
------------------------------------------------------------------------------------------------------------------------
      Net expenses .......................               2,515                     35,521                    7,049
------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .................              47,019                    515,211                   72,446
------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments .......              92,165                  3,692,679                  673,745
      Change in unrealized
         appreciation on investments .....             108,609                    242,217                  372,276
------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ..................             200,774                  3,934,896                1,046,021
------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..........            $247,793                 $4,450,107               $1,118,467
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


--------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                       GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                           STRATEGY                  STRATEGY                   STRATEGY
                                                             FUND                      FUND                        FUND
                                                 SIX MONTHS        YEAR     SIX MONTHS       YEAR      SIX MONTHS       YEAR
                                                  03/31/00         ENDED     03/31/00        ENDED      03/31/00        ENDED
                                                 (UNAUDITED)     09/30/99   (UNAUDITED)    09/30/99    (UNAUDITED)    09/30/99
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .............        $   47,019    $    46,746  $   515,211 $    898,635   $    72,446  $    85,581
      Net realized gain on investments ..            92,165         40,254    3,692,679      821,926       673,745       79,806
      Net increase in unrealized
        appreciation/depreciation .......           108,609         15,087      242,217    2,645,102       372,276      439,566
---------------------------------------------------------------------------------------------------------------------------------
      Net increase
        from operations .................           247,793        102,087    4,450,107    4,365,663     1,118,467      604,953
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .............           (55,000)       (34,875)    (750,000)  (1,128,888)      (82,000)     (92,813)
      Net realized gains ................           (61,144)       (20,720)    (930,211)  (1,040,888)     (137,471)     (86,167)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions ..................          (116,144)       (55,595)  (1,680,211)  (2,169,776)     (219,471)    (178,980)
---------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from
      operations and distributions ......           131,649         46,492    2,769,896    2,195,887       898,996      425,973
---------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ......         2,255,207      2,552,168    9,736,061    9,594,164     5,417,052    3,330,453
      Value of distributions reinvested .           116,142         55,595    1,680,227    2,169,776       219,467      178,980
      Cost of shares redeemed ...........        (1,436,496)    (1,574,974)  (3,989,657)  (6,788,532)   (1,419,431)  (1,775,136)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase from
          share transactions ............           934,853      1,032,789    7,426,631    4,975,40      4,217,088    1,734,297
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS .........         1,066,502      1,079,281   10,196,527    7,171,295     5,116,084    2,160,270
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of period ..................         2,058,448        979,167   32,318,916   25,147,621     5,099,610    2,939,340
---------------------------------------------------------------------------------------------------------------------------------
   End of period ........................        $3,124,950     $2,058,448  $42,515,443  $32,318,916   $10,215,694   $5,099,610
---------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ........................        $   21,400     $   29,381  $   187,800  $   422,589   $   18,874    $   28,428
---------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription .............           207,022        237,203      848,410      882,119       434,729      291,454
Issued for distributions reinvested .....            10,834          5,403      150,020      211,685        18,048       16,981
Shares redeemed .........................          (130,962)      (146,687)    (349,232)    (624,941)     (112,703)    (158,651)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares .............            86,894         95,919      649,198      468,863       340,074      149,784
---------------------------------------------------------------------------------------------------------------------------------

-------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate semi-annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.

GE Investment Management Incorporated, the GE Lifestyle Funds' investment advisor and a wholly owned subsidiary of General Electric Company, changed its name to GE Asset Management Incorporated ("GEAM") effective January 28, 2000.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distribution from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. No such net capital and currency losses incurred during the Funds' tax year.

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME
Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES
The Funds pay a fee to GEAM for the Funds' advisory and administration services. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees and transfer agent. Until further notice, GEAM has agreed to reimburse the Funds for Trustee and transfer agency costs.


3.   FEES AND COMPENSATION  PAID TO AFFILIATES


ADVISORY AND ADMINISTRATION FEES
Compensation of GEAM for investment advisory and administrative services, is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEAM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person.


OTHER
For the period ended March 31, 2000, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 2000, were as follows:

                                   GROSS         GROSS         NET
                                UNREALIZED    UNREALIZED   UNREALIZED
                               APPRECIATION  DEPRECIATION APPRECIATION
--------------------------------------------------------------------------------
GE Conservative Strategy Fund   $  107,446    $   9,339   $   98,107

GE Moderate Strategy Fund        2,596,247      596,242    2,000,005

GE Aggressive Strategy Fund        643,664       47,700      595,964

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2000.


5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2000, were as follows:


                               PURCHASES            SALES
-----------------------------------------------------------
GE Conservative Strategy Fund $ 2,271,224       $ 1,434,667

GE Moderate Strategy Fund      24,310,104        17,293,494

GE Aggressive Strategy Fund     7,705,684         3,648,759

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

6.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the fund held by such shareholders at March 31, 2000.

                            5% OR GREATER SHAREHOLDERS
---------------------------------------------------------
                                        % OF
                            NUMBER    FUND HELD
---------------------------------------------------------
GE Conservative Strategy Fund 4         93.94%
GE Moderate Strategy Fund     3         95.73%
GE Aggressive Strategy Fund   4         89.83%



Investment activities of these shareholders could have a material impact on these funds.

                     [This page is left intentionally blank]

                     [This page is left intentionally blank]

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Robert E. Angevine
  Thomas L. Bennett
  Stephen F. Esser -
    Miller Anderson & Sherrerd, LLP

  GE EMERGING MARKETS FUND
  Team led by Ralph R. Layman

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP


  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

[GE LOGO OMITTED]
WE BRING GOOD THINGS TO LIFE.

GE LIFESTYLE FUNDS
   SEMI-ANNUAL REPORT

                                                             GE ALLOCATION FUNDS
                                                 GE CONSERVATIVE ALLOCATION FUND
                                                     GE MODERATE ALLOCATION FUND
                                                   GE AGGRESSIVE ALLOCATION FUND
                                                                  MARCH 31, 2000

[GE LOGO OMITTED]
WE BRING GOOD THINGS TO LIFE.

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------
A LETTER FROM THE PRESIDENT ............................................    1

PERFORMANCE SUMMARY

     GE CONSERVATIVE ALLOCATION FUND ...................................    2

     GE MODERATE ALLOCATION FUND .......................................    3

     GE AGGRESSIVE ALLOCATION FUND .....................................    4

     PORTFOLIO MANAGER'S BIOGRAPHY .....................................    5

     NOTES TO PERFORMANCE ..............................................    5

FINANCIAL STATEMENTS
     Financial Highlights ..............................................    6
     Statements of Net Assets, Operations,
        and Changes in Net Assets ......................................    7

NOTES
     Notes to Financial Statements .....................................   12

GE LIFESTYLE FUNDS'
INVESTMENT TEAM ........................................... INSIDE BACK COVER

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:
We are pleased to provide you with the semi-annual report for the six-month period ended March 31, 2000 for the GE LifeStyle Funds.

MARKET OVERVIEW
Over the past six months the U.S. equity markets have been particularly volatile and narrowly focused on the technology sector. The S&P 500 had gains of 15% for the quarter ended December 31, 1999 and 2.5% for the quarter ended March 31, 2000. Despite an environment in the U.S. of robust economic growth, low inflation, solid corporate earnings, modestly higher interest rates, and declining oil prices, the markets behaved much like a roller coaster during the quarter. Even after Y2K fears subsided and despite strong fourth quarter earnings results, the S&P 500 initially had declined by 16% through mid-February as investors remained on the sidelines before the late quarter rally. International equity markets have behaved in much the same way with areas like technology, telecom, and media garnering investor attention.

The Federal Reserve increased interest rates three times during the six months ended March 31, 2000 as the pace of economic activity rekindled fears of inflation. These rate increases continue to have a significant impact on bond values and bond returns as well as on the U.S. equity markets.

MARKET OUTLOOK
In general, the earnings for S&P 500 companies were very good for 1999, coming in at $51 per share, which represented 14% growth over 1998. The 2000 consensus earnings estimate for the S&P 500 is now approaching 11%, and 2001 consensus earnings are estimated to be up approximately 8%. First quarter earnings are anticipated to be strong given very few announcements regarding earnings disappointments. Offsetting this positive outlook, the Federal Reserve's commitment to a "gradual adjustment to a more balanced noninflationary growth" scenario is likely to continue to challenge the U.S.
equity markets over the near term.

YEAR 2000
Lastly, a comment on the Year 2000 issue. To date, we have not experienced any significant disruptions to our financial or operating activities caused by failure of the computerized systems from Year 2000 issues but we continue to be diligent in our review of systems.

Thank you for your continued investment in the GE LifeStyle Funds. We look forward to helping you serve your financial needs in the future.

Sincerely,

/S/SIGNATURE
Michael J. Cosgrove

MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE INVESTMENTS AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE ALLOCATION FUND                  PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                              [LINE GRAPH OMITTED]
         CONSERVATIVE ALLOCATION FUND  COMPOSITE INDEX     COMPOSITE INDEX (OLD)
12/31/98         10000.00                   10000.00            10000.00
3/99             10160.00                   10103.89            10144.42
6/99             10390.00                   10363.09            10353.26
9/99             10270.00                   10242.71            10318.91
12/99            11002.56                   10952.24            11020.23
3/00             11258.67                   11217.68            11193.85


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/00*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Fixed Income Fund                       53.0%       53.0%
GE U.S. Equity Fund                        28.0%       27.7%
GE International Equity Fund               12.0%       12.1%
GE Small-Cap Value Equity Fund              5.0%        5.1%
Other                                       2.0%        2.1%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AGGREGATE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                   SIX        ONE     SINCE
                                  MONTHS      YEAR   INCEPTION
--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND       9.63%     10.81%      9.94%
Composite Index**                  9.52%     11.02%      9.63%
LB Aggregate Bond Index            2.08%      1.88%      1.09%
S&P 500 Index                     17.78%     18.17%     18.86%
MSCI EAFE Index                   16.87%     25.10%     20.96%
Russell 2000 Index                26.65%     37.29%     23.11%
90 Day T-Bill                      2.73%      5.15%      5.03%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.

*** EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.


The GE Conservative Allocation Fund returned 9.63% for the six-month period ended March 31, 2000. The Fund outperformed its Composite Index** by 11 basis points for this period.

The Fund allocates investments among underlying GE Funds within carefully determined ranges. The Conservative Allocation Fund is designed for investors with shorter investment time horizons and lower risk tolerances. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds. Currently, approximately 45% of the fund is allocated to equity funds. U.S. equity funds account for 33% of the Fund with 28% allocated to GE U.S. Equity Fund and 5% to GE Small-Cap Value Equity Fund. GE International Equity Fund accounts for 12% of the Fund. Approximately 55% of the Fund is allocated to fixed income funds. The GE Fixed Income Fund accounts for 53% of the Fund and the balance is allocated to the GEI Short-Term Investment Fund. Since the Fund is invested in a number of underlying GE Funds, the results are compared to a Composite Index which includes the benchmarks of each underlying GE Fund weighted according to the target allocations, including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The outperformance of the Fund relative to its Composite Index was due to solid results in fixed income and U.S. equity funds, and above average performance in GE International Equity Fund. More than half of the Fund is allocated to fixed income funds. The Fixed Income markets continued to be challenged by the Federal Reserve's mission to keep inflation low. The Fed raised interest rates several times over the six-month period. As a result, the yield curve inverted with short term rates rising to 6.48% and long term rates falling to 5.84% over this period. The Fund's investments in income funds posted in-line results compared to its benchmark. Poor results in the federal agency and mortgage backed sectors detracted from performance while strong security selection in the corporate and commercial mortgage backed sectors helped boost overall fixed income results. The U.S. equity markets were volatile during this six-month period however solid gains in core U.S. equity and above average returns in small-cap stocks provided positive results for the U.S. equity portion of the Fund. The international markets were also volatile during this period however strong stock selection in Continental Europe helped deliver above average performance for this asset class. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.
SEE NOTES TO PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE MODERATE ALLOCATION FUND                      PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                              [LINE GRAPH OMITTED]
       MODERATE ALLOCATION FUND    COMPOSITE INDEX     COMPOSITE INDEX (OLD)
12/31/98        10000.00               10000.00            10000.00
3/99            10240.00               10158.43            10217.37
6/99            10600.00               10675.56            10538.54
9/99            10390.00               10439.10            10438.23
12/99           11475.80               11554.35            11458.90
3/00            11761.17               11850.73            11641.25

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/00*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE US Equity Fund                          34.0%       34.4%
GE Fixed Income Fund                       28.0%       27.6%
GE International Equity Fund               16.0%       15.9%
GE Small-Cap Value Equity Fund             12.0%       11.8%
GE High Yield Fund                          5.0%        4.8%
GE Emerging Markets Fund                    3.0%        2.9%
Other                                       2.0%        2.6%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AGGREGATE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                   SIX        ONE     SINCE
                                  MONTHS      YEAR  INCEPTION
--------------------------------------------------------------------------------

MODERATE ALLOCATION FUND          13.20%     14.86%     13.84%
Composite Index**                 13.52%     16.66%     14.56%
S&P 500 Index                     17.78%     18.17%     18.86%
LB Aggregate Bond Index            2.08%      1.88%      1.09%
MSCI EAFE Index                   16.87%     25.10%     20.96%
Russell 2000 Index                26.65%     37.29%     23.11%
CS First Boston High Yield Index   0.99%      0.62%      2.03%
MSCI EMF Index                    28.48%     51.59%     53.24%
90 Day T-Bill                      2.73%      5.15%      5.03%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.

*** EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.




The GE Moderate Allocation Fund returned 13.20% for the six-month period ended March 31, 2000. The Fund underperformed its Composite Index** by 32 basis points for this period.

The Fund allocates investments among underlying GE Funds within carefully determined ranges. The Fund is designed for investors with intermediate investment time horizons and moderate-to-high risk tolerances. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds. Currently, approximately 65% of the fund is allocated to equity funds. U.S. equity funds account for 46% of the Fund with 34% allocated to GE U.S. Equity Fund and 12% to GE Small-Cap Value Equity Fund. GE International Equity Fund and GE Emerging Markets Fund account for 16% and 3% of the Fund respectively. Approximately 35% of the Fund is allocated to fixed income funds. The GE Fixed Income Fund and GE High Yield Fund account for 28% and 5% of the Fund, respectively, and the balance is allocated to the GEI Short-Term Investment Fund. Since the Fund is invested in a number of underlying GE Funds, the results are compared to a Composite Index which includes the benchmarks of each underlying GE Fund weighted according to the target allocations, including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCIEMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston High Yield Index, and the 90 Day T-Bill.

The slight underperformance of the Fund relative to its Composite Index was due to the asset allocation strategy of the Fund. The Fund's moderate weighting in equity funds relative to fixed income funds and a slight underperformance in the GE U.S. Equity Fund muted returns for the period when compared to its benchmark. The U.S. equity markets were volatile during this six-month period with investors focusing almost exclusively on the technology industry. The GE U.S. Equity Fund underperformed its respective benchmark due to an underweighting in the technology sector. Valuations for many technology issues were at historically high levels and hard to justify on an earnings basis. Returns for the Fund's small-cap stocks were very strong during this period and helped to boost overall performance for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection in Continental Europe and in the emerging markets provided above average performance for this asset class.

The Fixed Income markets continued to be challenged by the Federal Reserve's mission to keep inflation low. The Fed raised interest rates several times over the six-month period. As a result, the yield curve inverted with short term rates rising to 6.48% and long term rates falling to 5.84% over this period. The Fund's investments in income funds posted solid results. The investment in the GE High Yield Fund had particularly strong performance due to good security selection in the international bond markets and an overweight in the telecommunications sector. We continue to believe that this investment strategy will provide solid results in both up and down markets due to the balanced diversification between equities and fixed income.



 SEE NOTES TO PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE AGGRESSIVE ALLOCATION FUND                    PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                              [LINE GRAPH OMITTED]
        AGGRESSIVE ALLOCATION FUND COMPOSITE INDEX     COMPOSITE INDEX (OLD)
12/31/98         10000.00              10000.00             10000.00
3/99             10340.00              10175.48             10285.11
6/99             10870.00              10921.42             10712.06
9/99             10560.00              10582.65             10551.49
12/99            12021.65              12053.15             11887.01
3/00             12325.48              12403.89             12074.02

PORTFOLIO ALLOCATION TO FUNDS AT 3/31/00*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE US Equity Fund                          38.0%       37.9%
GE Small-Cap Value Equity Fund             20.0%       20.2%
GE International Equity Fund               19.0%       19.0%
GE Fixed Income Fund                        9.0%        8.9%
GE High Yield Fund                          7.0%        6.8%
GE Emerging Markets Fund                    5.0%        4.9%
Other                                       2.0%        2.3%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AGGREGATE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                   SIX        ONE     SINCE
                                  MONTHS     YEAR   INCEPTION
--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION FUND        16.72%     19.20%     18.19%
Composite Index**                 17.21%     21.90%     18.82%
S&P 500 Index                     17.78%     18.17%     18.86%
Russell 2000 Index                26.65%     37.29%     23.11%
MSCI EAFE Index                   16.87%     25.10%     20.96%
LB Aggregate Bond Index            2.08%      1.88%      1.09%
CS First Boston High Yield Index   0.99%      0.62%      2.03%
MSCI EMF Index                    28.48%     51.59%     53.24%
90 Day T-Bill                      2.73%      5.15%      5.03%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.

*** EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUND'S PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.

 SEE NOTES TO PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE ASSET MANAGEMENT AND MANAGES TOTAL ASSETS OF APPROXIMATELY $40 BILLION, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT.



NOTES TO PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results of the fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has agreed to limit certain expenses of both the GE LifeStyle Funds and certain underlying GE Funds on an annualized basis through January 28, 2001. If GE Asset Management had not reduced certain expenses during the periods shown, the performance returns would have been lower.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Credit Suisse First Boston High Yield Index (CS First Boston High Yield), and the 90 Day T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 989 foreign securities traded in 20 developed markets representing Europe, Australasia and the Far East. The LB Aggregate is composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market. The MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying the fund's target allocations to the results of the corresponding benchmarks for the underlying GE Funds; for GE U.S. Equity Fund and GE Small-Cap Value Equity Fund, the S&P 500 and the Russell 2000; for the GE International Equity Fund and GE Emerging Markets Fund, the MSCI EAFE and the MSCI EMF; and for the GE Fixed Income Fund, GE High Yield Fund and GEI Short-Term Investment Fund, the LB Aggregate, the CS First Boston High Yield and the 90 Day T-Bill.

                                                            FINANCIAL HIGHLIGHTS
      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------

                                                      GE CONSERVATIVE             GE MODERATE         GE AGGRESSIVE
                                                         ALLOCATION               ALLOCATION            ALLOCATION
                                                            FUND                     FUND                  FUND
                                                      3/31/00  9/30/99(a)      3/31/00 9/30/99(a)    3/31/00 9/30/99(a)
-----------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                          --      12/31/98         --     12/31/98       --     12/31/98
Net asset value, beginning of period ............      $10.27    $10.00         $10.39   $10.00      $10.56     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (d) .......................        0.16      0.13           0.15     0.08        0.12       0.03
Net realized and unrealized gains on investments         0.82      0.14(c)        1.20     0.31(c)     1.63       0.53(c)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .........        0.98      0.27           1.35     0.39        1.75       0.56
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ........................        0.26        --           0.19       --        0.13         --
   Net realized gains ...........................         --         --           0.01       --        0.01         --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .............................        0.26        --           0.20       --        0.14         --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..................      $10.99    $10.27         $11.54   $10.39      $12.17     $10.56
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (B) ................................        9.63%     2.70%         13.20%    3.90%      16.72%      5.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .....     $46,850   $   841        $18,655   $8,422     $23,733     $7,339
   Ratios to average net assets:
   Net investment income* .......................        3.78%     3.09%          2.96%    1.98%       2.07%      0.99%
   Net expenses* ................................        0.20%     0.20%          0.20%    0.20%       0.20%      0.20%
   Gross expenses* ..............................        0.74%     2.47%          0.64%    0.45%       0.63%      0.61%
   Portfolio turnover rate ......................          28%      140%            53%      18%         53%       10%
-----------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1999.

(b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(d) RECOGNITION OF NET INVESTMENT INCOME IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING GE FUNDS IN WHICH THE FUNDS INVEST.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      NUMBER
                                                                     OF SHARES             VALUE
-------------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.0%
-------------------------------------------------------------------------------------------------------
GE Small-Cap Value Fund (Class Y) ............................        170,396             $  2,370,214
GE U.S. Equity Fund (Class Y) ................................        394,244               12,978,524
GE International Equity Fund (Class Y) .......................        256,488                5,676,085
GE Fixed Income Fund (Class Y) ...............................      2,138,034               24,822,573
GEI Short-Term Investment Fund ...............................        980,718                  980,718

TOTAL INVESTMENTS (COST $45,539,361) .........................                              46,828,114
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
-------------------------------------------------------------------------------------------------------
Other Assets .................................................                                  28,609
Liabilities ..................................................                                  (6,665)
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .................................                                  21,944
-------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ............................................                             $46,850,058
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Capital paid in ..............................................                             $45,332,289
Undistributed net investment income ..........................                                 130,177
Accumulated net realized gain ................................                                  98,839
Net unrealized appreciation on investments ...................                               1,288,753
-------------------------------------------------------------------------------------------------------
NET ASSETS ...................................................                             $46,850,058
-------------------------------------------------------------------------------------------------------


Shares outstanding (par value $.001) .........................                               4,264,820
Net asset value per share ....................................                                  $10.99


-----------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND
MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                 NUMBER
                                                               OF SHARES              VALUE
-------------------------------------------------------------------------------------------------

INVESTMENTS -- 100.0%
-------------------------------------------------------------------------------------------------
GE Emerging Markets Fund (Class Y) ............................. 26,472            $     534,995
GE High Yield Fund (Class Y) ................................... 95,852                  897,175
GE Small-Cap Value Fund (Class Y) .............................. 58,779                2,208,616
GE U.S. Equity Fund (Class Y) .................................. 94,872                6,415,202
GE International Equity Fund (Class Y) ......................... 34,077                2,967,135
GE Fixed Income Fund (Class Y) ................................. 43,144                5,144,901
GEI Short-Term Investment Fund ................................. 78,479                  478,479

TOTAL INVESTMENTS (COST $18,059,329) ................................                 18,646,503
-------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
-------------------------------------------------------------------------------------------------
Other Assets ........................................................                     10,891
Liabilities .........................................................                     (2,822)
-------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ........................................                      8,069
-------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ...................................................                $18,654,572
-------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------
Capital paid in .....................................................                $17,617,762
Undistributed net investment income .................................                     59,439
Accumulated net realized gain .......................................                    390,197
Net unrealized appreciation on investments ..........................                    587,174
-------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................                $18,654,572
-------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ................................                  1,616,090
Net asset value per share ...........................................                     $11.54


----------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND
MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                              NUMBER
                                                             OF SHARES                VALUE
-----------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
-----------------------------------------------------------------------------------------------
GE Emerging Markets Fund (Class Y) ......................      57,129             $  1,154,569
GE High Yield Fund (Class Y) ............................     172,686                1,616,340
GE Small-Cap Value Fund (Class Y) .......................     344,937                4,798,079
GE U.S. Equity Fund (Class Y) ...........................     273,086                8,989,994
GE International Equity Fund (Class Y) ..................     203,175                4,496,262
GE Fixed Income Fund (Class Y) ..........................     182,391                2,117,554
GEI Short-Term Investment Fund ..........................     550,591                  550,591

TOTAL INVESTMENTS (COST $22,880,936) ....................                           23,723,389
-----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
-----------------------------------------------------------------------------------------------
Other Assets ............................................                               14,554
Liabilities .............................................                               (5,089)
-----------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ............................                                9,465
-----------------------------------------------------------------------------------------------
NET ASSETS-- 100% .......................................                          $23,732,854
-----------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Capital paid in .........................................                          $22,388,449
Undistributed net investment income .....................                               30,372
Accumulated net realized gain ...........................                              471,580
Net unrealized appreciation on investments ..............                              842,453
-----------------------------------------------------------------------------------------------
NET ASSETS ..............................................                          $23,732,854
-----------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ....................                            1,949,937
Net asset value per share ...............................                               $12.17


------------
See Notes to Financial Statements.9

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                   GE CONSERVATIVE              GE MODERATE             GE AGGRESSIVE
                                                     ALLOCATION                  ALLOCATION               ALLOCATION
                                                        FUND                      FUND                       FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .................................     $143,469                   $148,673                 $105,622
      Interest ..................................        4,627                      5,191                    5,799
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .................................      148,096                    153,864                  111,421
---------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees .......................       20,055                     20,556                   20,556
      Trustees' fees ............................           90                        904                      789
      Advisory fees .............................        7,449                      9,743                    9,818
---------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ..........       27,594                     31,203                   31,163
---------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the Adviser ............................      (20,145)                   (21,460)                 (21,345)
---------------------------------------------------------------------------------------------------------------------
      Net expenses ..............................        7,449                      9,743                    9,818
---------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ........................      140,647                    144,121                  101,603
---------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
      Realized gain on investments ..............       99,436                    393,714                  472,158
      Change in unrealized appreciation
         on investments .........................    1,309,187                    809,417                1,119,289
---------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments .........................    1,408,623                  1,203,131                1,591,447
---------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .................   $1,549,270                 $1,347,252               $1,693,050
---------------------------------------------------------------------------------------------------------------------



-------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                                              GE CONSERVATIVE            GE MODERATE           GE AGGRESSIVE
                                                                 ALLOCATION                ALLOCATION           ALLOCATION
                                                                    FUND                      FUND                 FUND

                                                          SIX MONTHS     YEAR      SIX MONTHS     YEAR     SIX MONTHS    YEAR
                                                           03/31/00      ENDED      03/31/00      ENDED     03/31/00     ENDED
                                                          (UNAUDITED)  09/30/99*   (UNAUDITED)  09/30/99*  (UNAUDITED) 09/30/99*
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ........................   $    140,647 $   10,530   $    144,121  $  62,318  $    101,603 $  18,769
      Net realized gain (loss) on investments ......         99,436       (597)       393,714      7,164       472,158     8,059
      Net increase in unrealized
        appreciation/depreciation ..................      1,309,187    (20,434)       809,417   (222,243)    1,119,289  (276,836)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ......      1,549,270    (10,501)     1,347,252   (152,761)    1,693,050  (250,008)
---------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ........................        (21,000)        --       (147,000)        --       (90,000)       --
      Net realized gains ...........................             --         --        (10,861)        --        (8,637)       --
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions .............................        (21,000)        --       (157,681)        --       (98,637)       --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions .................      1,528,270    (10,501)     1,189,571   (152,761)    1,594,413  (250,008)
---------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares .................     46,093,290  1,484,866     11,156,794 10,125,126    16,617,447 8,108,990
      Value of distributions reinvested ............         21,000         --        157,679         --        98,632        --
      Cost of shares redeemed ......................     (1,633,810)  (633,057)    (2,271,597)(1,550,240)   (1,917,085) (519,535)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase from share transactions .........     44,480,480    851,809      9,042,876  8,574,886    14,798,994 7,589,455
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ....................     46,008,750    841,308     10,232,447  8,422,125    16,393,407 7,339,447

NET ASSETS
   Beginning of period .............................        841,308         --      8,422,125         --     7,339,447        --
---------------------------------------------------------------------------------------------------------------------------------
   End of period ...................................    $46,850,058   $841,308    $18,654,572 $8,422,125   $23,732,854$7,339,447
---------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ...................................       $130,177    $10,530        $59,439    $62,318       $30,372   $18,769
---------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription ........................      4,331,985    142,946      1,002,853    958,519     1,412,369   742,852
Issued for distributions reinvested ................          1,998         --         14,492         --         8,713        --
Shares redeemed ....................................       (151,056)   (61,053)      (211,225)  (147,730)     (166,024)  (47,973)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ........................      4,182,927     81,893        806,120    810,789     1,255,058   694,879
---------------------------------------------------------------------------------------------------------------------------------

* FOR THE PERIOD DECEMBER 31, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1999.


---------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate semi-annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its investment objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.

GE Investment Management Incorporated, the GE Lifestyle Funds' investment advisor and a wholly owned subsidiary of General Electric Company, changed its name to GE Asset Management Incorporated ("GEAM") effective January 28, 2000.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest.

Security transactions are accounted for as of the trade date. Capital gain distribution from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes, both of which approximate current value.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds incurred and elected to defer losses after October 31, 1998, as follows:

             FUND                    CURRENCY        CAPITAL
--------------------------------------------------------------------------------
GE Conservative Allocation Fund      $    --       $    196

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME
Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES
The Funds pay a fee to GEAM for the Funds' advisory and administration services. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees and transfer agent. Until further notice, GEAM has agreed to reimburse the Funds for Trustee and transfer agency costs.




3.   FEES AND COMPENSATION  PAID TO AFFILIATES


ADVISORY AND ADMINISTRATION FEES
Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.


TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEAM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person.




OTHER
For the period ended March 31, 2000, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.




4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 2000 were as follows:

                                     GROSS         GROSS        NET
                                   UNREALIZED    UNREALIZED   UNREALIZED
                                  APPRECIATION  DEPRECIATION  APPRECIATION
--------------------------------------------------------------------------------
GE Conservative Allocation Fund   $1,288,753   $       --        $1,288,753

GE Moderate Allocation Fund          665,659       78,485           587,174

GE Aggressive Allocation Fund        932,571       90,118           842,453

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2000.




5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2000, were as follows:


                                PURCHASES            SALES
--------------------------------------------------------------------------------
GE Conservative Allocation Fund  $45,711,257     $2,076,445

GE Moderate Allocation Fund       13,931,852      5,114,791

GE Aggressive Allocation Fund     19,750,324      5,085,118

NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

6.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain directly and indirectly owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2000 are:

                               5% OR GREATER SHAREHOLDERS
                               --------------------------
                                      % OF      % OF         FUND HELD
                                      NUMBER   FUND HELD   BY GE AFFILIATES*
----------------------------------------------------------------------------

GE Conservative Allocation Fund       1         97.68%         97.68%

GE Moderate Allocation Fund           3         90.23%         23.32%

GE Aggressive Allocation Fund         3         92.13%         92.13%

Investment activities of these shareholders could have a material impact on these funds.

*INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

                    [This page is left intentionally blank]

                    [This page is left intentionally blank]

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Robert E. Angevine
  Thomas L. Bennett
  Stephen F. Esser -
    Miller Anderson & Sherrerd, LLP

  GE EMERGING MARKETS FUND
  Team led by Ralph R. Layman

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP


  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.